GENERAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Significant Subsidiaries
Indivior PLC is the ultimate holding company of the Group. The following table sets out details of the Group’s significant subsidiaries:

Name	Country of incorporation or registration	Proportion of Ownership Interest
Indivior Finance (2014) LLC	U.S.	100%
Indivior Finance S.àr.l	Luxembourg	100%
Indivior Inc.	U.S.	100%
Indivior Jersey Finance LLC	U.S.*	100%
Indivior Jersey Finance (2021) Limited	Jersey	100%
Indivior Treatment Services, Inc.	U.S.	100%
Indivior UK Finance No 1 Limited	England and Wales	100%
Indivior UK Finance No 2 Limited	England and Wales	100%
Indivior UK Finance No 3 Limited	England and Wales	100%
Indivior UK Limited	England and Wales	100%
Indivior US Holdings Inc.	U.S.	100%
RBP Global Holdings Limited	England & Wales	100%
* Indivior Jersey Finance LLC is registered in the U.S. state of Delaware, but also has a principal place of business in Jersey.